401(k) Plan	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
401(k) Plan

14. 401(k) Plan

In September 2011, the Company established a 401(k) plan for all of its employees. This plan covers substantially all of its employees who meet the minimum age requirement. Under the terms of the plan, the Company contributes on a payroll basis up to 4% of an employee’s salary or cash bonus.

During the years ended December 31, 2011 and 2012, the Company recognized $0 and $20, respectively, of expense related to its contributions to this plan.